Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity File Number	333-232839
Entity Registrant Name	BIO ESSENCE CORP.
Entity Central Index Key	0001723059
Entity Tax Identification Number	94-3349551
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	8 Studebaker
Entity Address, Address Line Two	Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	706-9966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false